MAINLAND CHINA CONTRIBUTION PLAN (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN
Employee benefit contributions	143,419	119,015	93,178